Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 340,522	$ 451,508
Accounting category amortized cost	38,001	22,416
Book value on the statement of financial position	378,523	473,924
Fair value	378,523	473,924
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	85,368	25,603
Book value on the statement of financial position	85,368	25,603
Fair value	85,368	25,603
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	5,517	1,891
Book value on the statement of financial position	5,517	1,891
Fair value	5,517	1,891
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	2,959	2,971
Book value on the statement of financial position	2,959	2,971
Fair value	2,959	2,971
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	9,140	17,173
Book value on the statement of financial position	9,140	17,173
Fair value	9,140	17,173
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss		7
Accounting category amortized cost	20,385	381
Book value on the statement of financial position	20,385	388
Fair value	20,385	388
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	340,522	451,501
Book value on the statement of financial position	340,522	451,501
Fair value	340,522	451,501
Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	46,540	1,018
Book value on the statement of financial position	46,540	1,018
Fair value	46,540	1,018
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	1,067	333
Book value on the statement of financial position	1,067	333
Fair value	1,067	333
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	29,264	15,883
Book value on the statement of financial position	29,264	15,883
Fair value	29,264	15,883
Other Current Liabilities1 [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	8,497	8,369
Book value on the statement of financial position	8,497	8,369
Fair value	$ 8,497	$ 8,369